Employee Benefits - Summary of Measurement Inputs for Fair Value of Shares (Detail)	12 Months Ended
Dec. 31, 2019 yr
Performance Shares [Member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Volatility	37.10%
Performance Shares [Member] | Bottom of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Expected life for vesting	3
Risk-free annual interest rate	8.08%
Performance Shares [Member] | Top of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Expected life for vesting	4
Risk-free annual interest rate	8.40%
Restricted Stock Plan One [Member] | Binomial Model [Member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Volatility	37.77%
Restricted Stock Plan One [Member] | Binomial Model [Member] | Bottom of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Dividend yield	1.17%
Expected life for vesting	2
Risk-free annual interest rate	6.88%
Restricted Stock Plan One [Member] | Binomial Model [Member] | Top of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Dividend yield	1.63%
Expected life for vesting	4
Risk-free annual interest rate	7.95%
Restricted Stock Plan Two [Member] | Binomial Model [Member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Volatility	37.77%
Restricted Stock Plan Two [Member] | Binomial Model [Member] | Bottom of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Dividend yield	0.92%
Expected life for vesting	1
Risk-free annual interest rate	6.21%
Restricted Stock Plan Two [Member] | Binomial Model [Member] | Top of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Dividend yield	1.38%
Expected life for vesting	3
Risk-free annual interest rate	7.52%
Stock Option One [Member] | Binomial Model [Member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Volatility	37.77%
Stock Option One [Member] | Binomial Model [Member] | Bottom of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Dividend yield	1.17%
Expected life for vesting	2
Risk-free annual interest rate	6.88%
Stock Option One [Member] | Binomial Model [Member] | Top of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Dividend yield	1.63%
Expected life for vesting	4
Risk-free annual interest rate	7.95%
Stock Option Two [Member] | Binomial Model [Member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Volatility	37.77%
Stock Option Two [Member] | Binomial Model [Member] | Bottom of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Dividend yield	1.63%
Expected life for vesting	4
Risk-free annual interest rate	7.95%
Stock Option Two [Member] | Binomial Model [Member] | Top of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Dividend yield	1.89%
Expected life for vesting	5
Risk-free annual interest rate	8.18%